**NASDAQ**®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

**Michael Emen**
Senior Vice President
Listing Qualifications

RECD S.E.C.
AUG 01 2007
1086

*By Facsimile and First Class Mail*

07073870

August 1, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

1-33625

Dear Ms. Peters:

This is to certify that on July 27, 2007, The Nasdaq Stock Market (the "Exchange") received from Virtusa Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

[signature]

PROCESSED
AUG 0 6 2007
THOMSON
FINANCIAL

END